Note 9 - Other Liabilities, Current and Noncurrent (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred rent	$ 655,304	$ 1,227,414	$ 46,058
Deferred acquisition payments			11,184
Total		63,012	57,242
Deferred rent		1,227,414	1,373,163
Deferred acquisition payments			341
Deferred taxes	363,774	363,774	401,337
Total	$ 1,019,078	$ 1,591,188	$ 1,774,841